Derivative Financial Instrument - Schedule of Fair Value of Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Fair Value of Derivative Liabilities [Line Items]
Balance Sheet Location
Fair Value		$ 14,373,856
Warrants issued against SSCPN [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Balance Sheet Location
Fair Value		$ 11,978,213
Warrants issued to Placement agent [Member]
Schedule of Fair Value of Derivative Liabilities [Line Items]
Balance Sheet Location		Derivative financial instrument
Fair Value		$ 2,395,643